Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2040 Fund
December 31, 2025
Z40-NPRT3-0226
1.9884245.108
Bond Funds - 16.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	96,243	729,522
Fidelity Series Corporate Bond Fund (a)	70,823	671,402
Fidelity Series Emerging Markets Debt Fund (a)	47,848	408,146
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,838	103,395
Fidelity Series Floating Rate High Income Fund (a)	8,307	73,101
Fidelity Series Government Bond Index Fund (a)	122,095	1,125,716
Fidelity Series High Income Fund (a)	8,229	73,322
Fidelity Series International Credit Fund (a)	7	58
Fidelity Series International Developed Markets Bond Index Fund (a)	126,755	1,074,886
Fidelity Series Investment Grade Bond Fund (a)	102,410	1,043,557
Fidelity Series Investment Grade Securitized Fund (a)	69,651	635,910
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,095,395	5,904,181
Fidelity Series Real Estate Income Fund (a)	7,149	72,273
TOTAL BOND FUNDS (Cost $12,092,441)		11,915,469

Domestic Equity Funds - 46.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	345,139	7,931,305
Fidelity Series Commodity Strategy Fund (a)	5,375	519,986
Fidelity Series Large Cap Growth Index Fund (a)	170,671	5,089,396
Fidelity Series Large Cap Stock Fund (a)	195,628	5,223,280
Fidelity Series Large Cap Value Index Fund (a)	525,586	9,581,436
Fidelity Series Small Cap Core Fund (a)	122,710	1,659,038
Fidelity Series Small Cap Opportunities Fund (a)	58,840	954,381
Fidelity Series Value Discovery Fund (a)	201,611	3,433,440
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,095,784)		34,392,262

International Equity Funds - 36.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	124,237	2,453,672
Fidelity Series Emerging Markets Fund (a)	141,934	1,666,301
Fidelity Series Emerging Markets Opportunities Fund (a)	270,180	6,659,931
Fidelity Series International Growth Fund (a)	234,013	4,471,989
Fidelity Series International Index Fund (a)	112,204	1,695,404
Fidelity Series International Small Cap Fund (a)	48,975	876,171
Fidelity Series International Value Fund (a)	288,488	4,500,409
Fidelity Series Overseas Fund (a)	299,709	4,474,648
Fidelity Series Select International Small Cap Fund (a)	5,164	71,368
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $19,547,693)		26,869,893

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $511,890)	51,445	512,388

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $503,869)	3.84	503,869	503,869

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $55,751,677)	74,193,881
NET OTHER ASSETS (LIABILITIES) - 0.0%	(289)
NET ASSETS - 100.0%	74,193,592

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	677,016	241,794	175,756	31,039	(1,671)	(11,861)	729,522	96,243
Fidelity Series Blue Chip Growth Fund	7,237,436	1,466,917	3,011,922	310,475	461,061	1,777,813	7,931,305	345,139
Fidelity Series Canada Fund	1,851,718	784,326	605,602	49,244	13,324	409,906	2,453,672	124,237
Fidelity Series Commodity Strategy Fund	153,744	396,948	39,651	5,044	94	8,851	519,986	5,375
Fidelity Series Corporate Bond Fund	478,571	546,533	354,413	15,369	(4,355)	5,066	671,402	70,823
Fidelity Series Emerging Markets Debt Fund	367,126	99,192	86,297	18,661	2,544	25,581	408,146	47,848
Fidelity Series Emerging Markets Debt Local Currency Fund	91,627	26,234	21,160	6,565	694	6,000	103,395	10,838
Fidelity Series Emerging Markets Fund	1,593,410	418,939	765,529	40,225	68,855	350,626	1,666,301	141,934
Fidelity Series Emerging Markets Opportunities Fund	6,377,223	1,702,667	3,123,941	167,086	338,223	1,365,759	6,659,931	270,180
Fidelity Series Floating Rate High Income Fund	66,787	21,857	15,212	4,302	(159)	(172)	73,101	8,307
Fidelity Series Government Bond Index Fund	775,642	964,573	612,238	20,113	(351)	(1,910)	1,125,716	122,095
Fidelity Series Government Money Market Fund	-	1,312,087	808,218	7,735	-	-	503,869	503,869
Fidelity Series High Income Fund	66,428	19,183	15,212	3,982	111	2,812	73,322	8,229
Fidelity Series International Credit Fund	55	3	-	3	-	-	58	7
Fidelity Series International Developed Markets Bond Index Fund	590,821	696,248	195,363	36,037	527	(17,347)	1,074,886	126,755
Fidelity Series International Growth Fund	4,344,948	1,069,868	1,318,949	348,551	155,285	220,837	4,471,989	234,013
Fidelity Series International Index Fund	1,646,451	359,606	614,257	55,738	111,213	192,391	1,695,404	112,204
Fidelity Series International Small Cap Fund	879,924	221,583	299,990	115,791	31,385	43,269	876,171	48,975
Fidelity Series International Value Fund	4,316,954	1,295,834	1,831,802	448,874	404,702	314,721	4,500,409	288,488
Fidelity Series Investment Grade Bond Fund	736,236	897,923	591,167	21,395	(1,718)	2,283	1,043,557	102,410
Fidelity Series Investment Grade Securitized Fund	463,021	518,202	349,523	14,005	(1,520)	5,730	635,910	69,651
Fidelity Series Large Cap Growth Index Fund	4,655,807	833,470	1,724,350	48,766	326,471	997,998	5,089,396	170,671
Fidelity Series Large Cap Stock Fund	4,298,254	1,653,710	1,539,740	480,373	57,209	753,847	5,223,280	195,628
Fidelity Series Large Cap Value Index Fund	8,844,681	2,686,169	2,858,033	320,199	127,803	780,816	9,581,436	525,586
Fidelity Series Long-Term Treasury Bond Index Fund	5,220,212	2,310,717	1,545,742	169,870	(204,837)	123,831	5,904,181	1,095,395
Fidelity Series Overseas Fund	4,324,636	1,243,244	1,335,356	367,090	199,353	42,771	4,474,648	299,709
Fidelity Series Real Estate Income Fund	66,547	20,321	15,597	3,476	(519)	1,521	72,273	7,149
Fidelity Series Select International Small Cap Fund	12,012	52,026	3,325	2,067	336	10,319	71,368	5,164
Fidelity Series Small Cap Core Fund	2,031,297	176,372	1,017,662	13,345	35,540	433,491	1,659,038	122,710
Fidelity Series Small Cap Opportunities Fund	903,187	137,891	277,348	43,365	37,226	153,425	954,381	58,840
Fidelity Series Treasury Bill Index Fund	-	1,872,225	1,360,509	20,342	174	498	512,388	51,445
Fidelity Series Value Discovery Fund	3,174,553	1,007,338	1,043,878	187,436	48,924	246,503	3,433,440	201,611
	66,246,324	25,054,000	27,557,742	3,376,563	2,205,924	8,245,375	74,193,881

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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